Contingent liability	12 Months Ended
Jun. 30, 2013
Contingent Liabilities [Abstract]
Contingent liability
26.	Contingent liability:

Guarantees

The Company has a guarantee in respect of certain loans acquired by Heartland Building Society as part of the PGG Wrightson Finance Limited sale transaction on August 31, 2011. The value of the guaranteed loans as at June 30, 2013 was approximately RMB22.4 million ($3.7 million). The guarantee is contingent upon individual loans becoming impaired and put back to PGW during the three year guarantee period. Remaining guarantees are provided to banks of subsidiary companies for borrowings and to various other third parties.

PGG Wrightson Loyalty Reward Programme

The PGG Wrightson Loyalty Reward Programme is run in conjunction with the co-branded American Express card (currently being transitioned to the new co-branded ASB Visa reward card). A provision is retained for the expected level of points redemption. The contingent liability represents the balance of live points that are not provided for. No losses are expected to arise from these contingent liabilities.